UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2018

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited)

Common Stocks — 98.0%
Security	Shares	Value

Australia — 8.7%
AGL Energy, Ltd.	18,259	$297,575
Altium, Ltd.	6,000	91,118
Alumina, Ltd.	20,000	39,367
Amcor, Ltd.	5,650	58,223
AMP, Ltd.	7,605	23,022
ARB Corp., Ltd.	2,741	42,753
Aristocrat Leisure, Ltd.	8,007	160,625
Asaleo Care, Ltd.	27,800	27,045
Atlassian Corp. PLC, Class A(1)	2,300	128,754
Aurizon Holdings, Ltd.	7,700	25,912
AusNet Services	69,165	89,284
Australian Pharmaceutical Industries, Ltd.	30,804	31,280
Beach Energy, Ltd.	78,606	92,708
Blackmores, Ltd.	519	45,939
BlueScope Steel, Ltd.	3,500	43,013
Boral, Ltd.	11,300	58,153
Brambles, Ltd.	17,422	128,908
Caltex Australia, Ltd.	4,560	106,042
carsales.com, Ltd.	7,072	75,906
Class, Ltd.	12,536	21,673
Cleanaway Waste Management, Ltd.	36,318	43,129
Coca-Cola Amatil, Ltd.	11,103	77,500
Cochlear, Ltd.	850	123,700
Commonwealth Bank of Australia	3,589	193,248
CSL, Ltd.	4,197	537,590
Dexus	10,420	74,102
DuluxGroup, Ltd.	5,657	32,891
Goodman Group	15,078	102,584
GPT Group (The)	11,738	42,563
GrainCorp, Ltd., Class A	7,142	47,523
GWA Group, Ltd.	11,241	32,454
Hansen Technologies, Ltd.	14,633	47,155
Harvey Norman Holdings, Ltd.	17,000	44,812
Incitec Pivot, Ltd.	11,120	31,644
Insurance Australia Group, Ltd.	5,685	33,655
Integrated Research, Ltd.	9,777	28,157
Investa Office Fund	13,624	44,877
InvoCare, Ltd.	2,407	23,524
James Hardie Industries PLC CDI	4,004	70,708
JB Hi-Fi, Ltd.	3,464	66,784
Link Administration Holdings, Ltd.	13,718	85,358
Macquarie Atlas Roads Group	10,339	49,991
Metcash, Ltd.	29,937	80,803
Mirvac Group	41,842	70,218

Security	Shares	Value

Australia (continued)
Monash IVF Group, Ltd.	20,105	$17,689
National Australia Bank, Ltd.	4,515	98,152
Navitas, Ltd.	9,965	31,906
Newcrest Mining, Ltd.	2,354	37,311
Oil Search, Ltd.	19,405	114,161
Orica, Ltd.	4,147	61,787
Qantas Airways, Ltd.	19,011	82,218
REA Group, Ltd.	1,667	100,923
Rio Tinto, Ltd.	2,553	151,940
Scentre Group	37,835	114,357
South32, Ltd.	29,822	82,757
Southern Cross Media Group, Ltd.	63,616	55,085
Spark Infrastructure Group	66,000	116,372
SpeedCast International, Ltd.	16,723	74,276
Star Entertainment Group, Ltd. (The)	9,459	37,432
Stockland	22,834	70,977
Suncorp Group, Ltd.	5,267	55,397
Super Retail Group, Ltd.	4,935	26,681
Sydney Airport	17,791	95,254
Tabcorp Holdings, Ltd.	33,179	109,104
Technology One, Ltd.	10,774	40,020
Telstra Corp., Ltd.	108,271	257,428
Tox Free Solutions, Ltd.	9,194	23,791
Transurban Group	15,294	133,267
Vicinity Centres	33,285	60,944
Washington H. Soul Pattinson & Co., Ltd.	4,310	62,862
Wesfarmers, Ltd.	10,096	332,154
Westpac Banking Corp.	8,556	183,787
WiseTech Global, Ltd.	4,806	36,096
Woodside Petroleum, Ltd.	12,096	293,128
		$6,529,526

Austria — 1.0%
ams AG	546	$45,032
ANDRITZ AG	758	40,744
BUWOG AG	1,234	43,291
CA Immobilien Anlagen AG	1,063	36,860
Erste Group Bank AG	1,664	81,372
EVN AG	2,151	44,039
Lenzing AG	182	21,179
Oesterreichische Post AG	1,473	70,739
OMV AG	1,720	106,528
POLYTEC Holding AG	1,487	26,763
S IMMO AG	1,664	32,916
S&T AG	1,550	39,789
Telekom Austria AG	4,400	41,957

15	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Austria (continued)
UNIQA Insurance Group AG	2,006	$24,021
Verbund AG	2,690	83,307
Wienerberger AG	1,390	35,025
		$773,562

Belgium — 2.1%
Aedifica SA	624	$56,584
Ageas	1,164	62,265
Anheuser-Busch InBev SA/NV	2,094	208,005
Barco NV	428	55,289
Bekaert SA	1,080	45,365
bpost SA	3,481	76,341
Cofinimmo	694	92,126
Colruyt SA	478	26,898
Econocom Group SA/NV	10,730	69,083
Elia System Operator SA/NV	500	31,589
Euronav SA	2,460	19,849
Groupe Bruxelles Lambert SA	378	43,208
Ion Beam Applications	987	20,126
KBC Group NV	1,043	90,678
Proximus SA	4,820	147,705
Retail Estates NV	566	49,712
Solvay SA	549	76,350
Telenet Group Holding NV(1)	2,260	132,074
UCB SA	2,340	176,235
Umicore SA	1,431	79,590
		$1,559,072

Denmark — 1.9%
Carlsberg A/S, Class B	1,222	$136,658
Chr. Hansen Holding A/S	850	77,052
Coloplast A/S, Class B	493	41,764
Columbus AS	15,544	38,998
Danske Bank A/S	4,227	147,109
Dfds A/S	623	38,787
DSV A/S	969	76,741
ISS A/S	813	28,353
Novo Nordisk A/S, Class B	3,886	182,751
Novozymes A/S, Class B	1,970	92,615
Orsted A/S(2)	3,312	218,047
Pandora A/S	1,843	204,737
Rockwool International A/S	97	29,244
Royal Unibrew A/S	730	48,333
Topdanmark A/S	972	45,713
Vestas Wind Systems A/S	658	42,567
		$1,449,469

Security	Shares	Value

Finland — 2.3%
Amer Sports Oyj	3,072	$93,970
Citycon Oyj	12,000	27,445
DNA Oyj	1,977	46,268
Elisa Oyj	3,299	145,824
Fortum Oyj	8,212	188,899
Huhtamaki Oyj	736	29,937
Kemira Oyj	2,727	36,498
Kesko Oyj, Class B	1,695	99,530
Kone Oyj, Class B	1,663	82,594
Neste Oyj	2,440	205,464
Nokia Oyj	23,544	141,269
Nokian Renkaat Oyj	1,252	50,095
Oriola Oyj, Series B	8,766	29,548
Orion Oyj, Class B	3,775	114,498
Raisio Oyj, Class V	7,000	29,786
Sampo Oyj, Class A	2,829	152,997
Technopolis Oyj	5,251	24,561
Tieto Oyj	956	34,243
UPM-Kymmene Oyj	3,184	113,610
Uponor Oyj	1,630	28,398
Valmet Oyj	1,377	26,103
		$1,701,537

France — 9.2%
Air Liquide SA	4,757	$618,297
Airbus SE	1,329	156,002
Alten SA	634	62,974
Altran Technologies SA	1,910	29,482
Amundi SA(2)	408	34,698
Atos SE	823	111,105
AXA SA	4,600	131,554
BioMerieux	347	27,431
BNP Paribas SA	3,858	297,835
Bouygues SA	672	34,275
CNP Assurances	2,759	70,668
Danone SA	4,217	341,601
Dassault Systemes SE	1,383	179,223
Engie SA	24,589	431,327
Essilor International Cie Generale d’Optique SA	871	118,969
Eutelsat Communications SA	985	21,332
Gecina SA	713	123,599
Getlink	2,197	31,004
Hermes International	176	113,809
ICADE	757	75,226
Iliad SA	301	60,291
Ingenico Group SA	754	65,955

16	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

France (continued)
Kering SA	175	$101,237
L’Oreal SA	1,182	284,613
Lagardere SCA	1,361	38,926
Legrand SA	560	43,575
LVMH Moet Hennessy Louis Vuitton SE	690	240,128
Mercialys SA	2,000	38,273
Nexity SA	1,000	62,530
Orange SA	31,131	565,950
Orpea	620	79,451
Rubis SCA	846	65,824
Safran SA	819	96,061
Sanofi	4,521	357,441
SCOR SE	1,284	52,070
Societe BIC SA	422	43,056
Sodexo SA	251	24,856
SOITEC(1)	430	34,966
Sopra Steria Group	268	57,207
Suez	5,207	75,093
Thales SA	600	76,055
Total SA	11,047	694,323
Ubisoft Entertainment SA(1)	1,067	101,950
Unibail-Rodamco SE	1,203	288,950
Veolia Environnement SA	1,204	28,485
Vinci SA	1,776	177,571
Vivendi SA	5,190	136,869
Wendel SA	200	30,207
Worldline SA(1)(2)	628	31,674
		$6,963,998

Germany — 8.8%
adidas AG	496	$121,902
ADO Properties SA(2)	1,356	74,539
Allianz SE	1,913	452,470
alstria office REIT AG	5,110	76,876
Aurubis AG	569	50,848
BASF SE	3,330	346,465
Bayer AG	3,016	360,471
Bechtle AG	400	33,780
Beiersdorf AG	1,213	137,237
Brenntag AG	492	28,178
Continental AG	340	90,554
Daimler AG	2,800	220,130
Deutsche Boerse AG	570	76,659
Deutsche Lufthansa AG	975	28,339
Deutsche Post AG	3,135	136,073
Deutsche Telekom AG	30,496	533,790

Security	Shares	Value

Germany (continued)
Deutsche Wohnen SE, Bearer Shares	4,814	$227,195
E.ON SE	35,060	383,898
Freenet AG	2,009	63,773
Fresenius Medical Care AG & Co. KGaA	705	71,537
Fresenius SE & Co. KGaA	1,592	121,238
GEA Group AG	1,196	46,696
Gerresheimer AG	366	29,772
Grand City Properties SA	4,854	116,942
Henkel AG & Co. KGaA	1,237	147,257
Henkel AG & Co. KGaA, PFC Shares	2,602	330,674
Hugo Boss AG	356	33,373
Innogy SE(2)	2,800	123,032
KWS Saat SE	85	30,671
LEG Immobilien AG	1,088	125,450
Linde AG	1,079	232,277
MAN SE	432	49,793
Merck KGaA	695	67,895
MTU Aero Engines AG	316	54,355
Muenchener Rueckversicherungs-Gesellschaft AG	660	151,049
ProSiebenSat.1 Media SE	1,883	68,312
RWE AG, PFC Shares	1,810	36,648
SAP SE	3,623	402,535
Scout24 AG(2)	1,500	77,517
Siemens AG	2,194	278,627
Software AG	800	39,327
Symrise AG	358	28,938
Telefonica Deutschland Holding AG(2)	8,948	42,704
TLG Immobilien AG	3,290	94,649
TUI AG	2,680	60,605
Uniper SE	3,875	119,812
United Internet AG	1,400	90,493
Volkswagen AG	330	67,188
Wirecard AG	366	49,520
Zalando SE(1)(2)	820	42,194
		$6,674,257

Hong Kong — 4.4%
AIA Group, Ltd.	15,600	$139,420
ASM Pacific Technology, Ltd.	7,800	106,886
China Regenerative Medicine International, Ltd.(1)	1,025,000	19,561
Chow Sang Sang Holdings International, Ltd.	13,000	28,540
CK Asset Holdings, Ltd.	10,000	86,330
CK Infrastructure Holdings, Ltd.	13,000	102,601
CLP Holdings, Ltd.	23,500	244,026
Esprit Holdings, Ltd.(1)	27,800	9,605
First Pacific Co., Ltd.	106,000	54,279

17	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Hong Kong (continued)
G-Resources Group, Ltd.(1)	1,212,000	$9,848
Global Cord Blood Corp.(1)	5,000	46,750
Hang Lung Group, Ltd.	6,000	18,123
Hang Seng Bank, Ltd.	5,200	131,716
HC International, Inc.	31,000	20,898
Henderson Land Development Co., Ltd.	6,000	38,043
HK Electric Investments & HK Electric Investments, Ltd.(2)	34,000	31,614
HKBN, Ltd.	55,000	77,007
HKT Trust and HKT, Ltd.	85,000	111,833
Hong Kong & China Gas Co., Ltd.	77,000	160,887
Hong Kong Exchanges and Clearing, Ltd.	6,400	207,325
Hongkong Land Holdings, Ltd.	13,000	93,954
Hysan Development Co., Ltd.	7,000	40,741
I-CABLE Communications, Ltd.(1)	3,065	65
Jardine Matheson Holdings, Ltd.	2,400	145,329
Jardine Strategic Holdings, Ltd.	3,000	113,536
Johnson Electric Holdings, Ltd.	7,875	27,417
Kerry Properties, Ltd.	10,000	47,805
KuangChi Science, Ltd.(1)	120,000	27,264
Landing International Development, Ltd.(1)	1,920,000	43,535
Li & Fung, Ltd.	80,000	40,234
Link REIT	11,500	101,638
MGM China Holdings, Ltd.	31,200	85,562
MTR Corp., Ltd.	19,000	106,756
New World Development Co., Ltd.	21,000	30,797
NWS Holdings, Ltd.	42,000	82,816
Sands China, Ltd.	10,400	60,106
Shangri-La Asia, Ltd.	22,000	42,815
Shunten International Holdings, Ltd.(1)	128,000	18,078
Sino Land Co., Ltd.	22,000	37,976
SJM Holdings, Ltd.	60,000	60,098
Swire Pacific, Ltd., Class A	4,000	39,525
Techtronic Industries Co., Ltd.	19,000	111,306
Television Broadcasts, Ltd.	14,600	46,334
Town Health International Medical Group, Ltd.(3)	266,000	11,692
Vitasoy International Holdings, Ltd.	38,000	100,772
VTech Holdings, Ltd.	7,100	86,451
Yuan Heng Gas Holdings, Ltd.(1)	280,000	26,751
Yue Yuen Industrial Holdings, Ltd.	10,500	29,757
		$3,304,402

Ireland — 2.2%
Bank of Ireland Group PLC	28,763	$258,044
C&C Group PLC	10,000	37,594
Cairn Homes PLC(1)	18,600	40,331
CRH PLC	6,262	222,372

Security	Shares	Value

Ireland (continued)
DCC PLC	1,409	$135,242
Grafton Group PLC	9,729	100,781
Hibernia REIT PLC	44,450	79,595
ICON PLC(1)	1,512	177,857
Irish Residential Properties REIT PLC	42,500	69,777
Kerry Group PLC, Class A	1,947	198,478
Paddy Power Betfair PLC	1,739	172,093
Smurfit Kappa Group PLC	1,300	55,417
UDG Healthcare PLC	8,000	100,511
		$1,648,092

Israel — 2.1%
Amot Investments, Ltd.	5,499	$27,100
Azrieli Group, Ltd.	1,066	48,761
Bank Hapoalim B.M.	15,152	103,479
Bezeq The Israeli Telecommunication Corp., Ltd.	112,262	141,623
Check Point Software Technologies, Ltd.(1)	925	89,272
Delek Automotive Systems, Ltd.	4,964	35,601
Delta-Galil Industries, Ltd.	2,301	65,827
Elbit Systems, Ltd.	1,014	116,870
Electra, Ltd.	173	43,378
Frutarom Industries, Ltd.	2,095	200,266
Israel Discount Bank, Ltd., Series A(1)	10,120	28,021
Jerusalem Oil Exploration(1)	620	34,812
Kenon Holdings, Ltd.	672	10,433
Melisron, Ltd.	729	29,766
Mizrahi Tefahot Bank, Ltd.	1,469	26,849
Nice, Ltd.(1)	490	46,422
Oil Refineries, Ltd.	139,185	60,226
Orbotech, Ltd.(1)	716	41,829
Paz Oil Co., Ltd.	464	67,976
Reit 1, Ltd.	7,407	29,760
Sella Capital Real Estate, Ltd.	15,640	28,803
Shufersal, Ltd.	14,250	81,575
SodaStream International, Ltd.(1)	500	47,245
Teva Pharmaceutical Industries, Ltd. ADR	10,467	188,197
		$1,594,091

Italy — 4.4%
Amplifon SpA	4,872	$91,013
Ansaldo STS SpA(1)	2,606	38,988
Assicurazioni Generali SpA	4,184	84,429
Atlantia SpA	4,194	138,821
Beni Stabili SpA SIIQ	54,219	51,343
Brembo SpA	2,325	34,253
Buzzi Unicem SpA	3,523	88,951

18	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Italy (continued)
CIR SpA	19,905	$26,167
Davide Campari-Milano SpA	18,866	141,324
De’Longhi SpA	1,200	35,874
Ei Towers SpA	3,089	178,791
Enav SpA(2)	5,849	31,882
Enel SpA	41,440	262,884
ENI SpA	14,674	286,853
EXOR NV	600	44,450
Ferrari NV	868	106,483
Infrastrutture Wireless Italiane SpA(2)	25,801	207,667
International Game Technology PLC	1,216	34,376
Interpump Group SpA	778	24,715
Intesa Sanpaolo SpA	41,731	158,743
Italgas SpA	7,381	47,763
Italmobiliare SpA	1,360	36,911
Leonardo SpA	4,673	53,995
Luxottica Group SpA	1,065	66,441
Mediobanca Banca di Credito Finanziario SpA	2,651	32,123
Moncler SpA	1,030	46,424
Parmalat SpA	9,525	34,731
Poste Italiane SpA(2)	5,564	54,324
Prada SpA	6,900	35,054
Prysmian SpA	1,409	41,420
Recordati SpA	3,982	142,040
Reply SpA	996	62,949
Snam SpA	11,522	55,318
STMicroelectronics NV	15,684	342,368
Tenaris SA	3,146	58,960
Terna Rete Elettrica Nazionale SpA	12,961	77,791
UnipolSai Assicurazioni SpA	10,716	28,799
Yoox Net-A-Porter Group SpA(1)	800	36,604
		$3,322,022

Japan — 13.3%
Activia Properties, Inc.	6	$26,588
Aeon Mall Co., Ltd.	1,800	36,399
Air Water, Inc.	2,000	38,636
Aisin Seiki Co., Ltd.	1,000	54,175
Ajinomoto Co., Inc.	2,100	38,477
ANA Holdings, Inc.	1,100	43,542
Asahi Group Holdings, Ltd.	1,500	75,879
Asahi Intecc Co., Ltd.	1,000	34,881
Asahi Kasei Corp.	6,000	82,501
Astellas Pharma, Inc.	5,600	81,907
Bandai Namco Holdings, Inc.	1,300	43,990
Bridgestone Corp.	900	37,622

Security	Shares	Value

Japan (continued)
Canon, Inc.	3,000	$103,198
Central Japan Railway Co.	200	40,077
Chiba Bank, Ltd. (The)	4,000	32,274
Chugai Pharmaceutical Co., Ltd.	1,500	79,109
Chugoku Electric Power Co., Inc. (The)	4,500	56,297
Citizen Watch Co., Ltd.	4,100	30,548
Concordia Financial Group, Ltd.	11,700	68,021
Credit Saison Co., Ltd.	1,400	25,073
Daicel Corp.	3,400	39,230
Daido Steel Co., Ltd.	700	37,800
Daikin Industries, Ltd.	500	58,408
Daishi Bank, Ltd. (The)	900	40,357
Daito Trust Construction Co., Ltd.	400	66,746
Daiwa House Industry Co., Ltd.	3,100	113,340
Daiwa House REIT Investment Corp.	23	54,834
Daiwa Securities Group, Inc.	7,000	42,942
Denso Corp.	1,000	52,587
Dentsu, Inc.	1,000	47,373
East Japan Railway Co.	600	57,641
Eisai Co., Ltd.	1,500	100,604
FamilyMart UNY Holdings Co., Ltd.	500	48,666
Fancl Corp.	1,100	43,167
FANUC Corp.	300	64,263
Fast Retailing Co., Ltd.	200	87,803
Frontier Real Estate Investment Corp.	8	32,980
FUJIFILM Holdings Corp.	1,000	40,216
Fukuoka Financial Group, Inc.	7,000	37,479
GLP J-REIT	28	30,099
Gunma Bank, Ltd. (The)	5,000	29,181
Hankyu Hanshin Holdings, Inc.	1,000	39,338
Hirose Electric Co., Ltd.	315	44,328
Hisamitsu Pharmaceutical Co., Inc.	400	31,090
Hulic Co., Ltd.	4,000	43,042
Idemitsu Kosan Co., Ltd.	2,600	101,571
Ito En, Ltd.	1,400	55,818
ITOCHU Corp.	3,300	65,995
Iyo Bank, Ltd. (The)	4,600	36,357
Japan Airlines Co., Ltd.	900	35,518
Japan Exchange Group, Inc.	2,100	38,890
Japan Hotel REIT Investment Corp.	63	47,667
Japan Prime Realty Investment Corp.	11	39,895
Japan Real Estate Investment Corp.	6	31,085
Japan Retail Fund Investment Corp.	31	58,119
Japan Tobacco, Inc.	3,200	86,020
JXTG Holdings, Inc.	31,100	202,733
Kajima Corp.	4,000	38,536

19	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Kakaku.com, Inc.	1,900	$36,222
Kamigumi Co., Ltd.	1,500	33,767
Kansai Electric Power Co., Inc. (The)	8,600	120,329
Kansai Paint Co., Ltd.	1,100	24,717
Kao Corp.	1,200	86,263
KDDI Corp.	16,800	450,972
Kenedix Office Investment Corp.	6	36,806
Keyence Corp.	200	121,956
Kikkoman Corp.	1,700	73,668
Kintetsu Group Holdings Co., Ltd.	800	32,505
Kirin Holdings Co., Ltd.	3,200	89,821
Kuraray Co., Ltd.	2,500	41,635
Kyocera Corp.	1,100	70,282
KYORIN Holdings, Inc.	1,400	27,377
Kyowa Hakko Kirin Co., Ltd.	2,000	43,276
Kyushu Electric Power Co., Inc.	4,800	59,472
Lawson, Inc.	300	19,818
Leopalace21 Corp.	4,200	36,426
Lion Corp.	2,100	45,237
LIXIL Group Corp.	1,500	33,594
M3, Inc.	1,200	45,223
Makita Corp.	1,000	44,805
Marubeni Corp.	7,000	52,567
Maruichi Steel Tube, Ltd.	1,200	40,958
Megmilk Snow Brand Co., Ltd.	1,400	42,148
MEIJI Holdings Co., Ltd.	500	40,100
Miraca Holdings, Inc.	1,300	50,609
Mitsubishi Motors Corp.	6,600	49,116
Mitsui & Co., Ltd.	3,900	70,290
Mizuho Financial Group, Inc.	75,500	136,597
Mori Hills REIT Investment Corp.	25	32,146
MS&AD Insurance Group Holdings, Inc.	1,800	60,653
NEC Corp.	1,500	41,115
NH Foods, Ltd.	1,000	43,687
Nikon Corp.	1,500	26,101
Nintendo Co., Ltd.	300	126,053
Nippon Accommodations Fund, Inc.	8	35,788
Nippon Building Fund, Inc.	7	39,334
Nippon Electric Glass Co., Ltd.	1,000	28,818
Nippon Prologis REIT, Inc.	26	54,797
Nippon Shinyaku Co., Ltd.	600	44,674
Nippon Shokubai Co., Ltd.	600	40,770
Nippon Steel & Sumitomo Metal Corp.	3,000	65,224
Nippon Telegraph & Telephone Corp.	3,400	161,347
Nissan Chemical Industries, Ltd.	900	40,017
Nissan Motor Co., Ltd.	4,100	43,134

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group, Inc.	2,400	$52,443
Nissin Foods Holdings Co., Ltd.	400	29,454
Nitori Holdings Co., Ltd.	400	67,454
Nomura Real Estate Master Fund, Inc.	43	60,108
Nomura Research Institute, Ltd.	1,200	61,806
NTT Data Corp.	2,500	26,942
NTT DoCoMo, Inc.	14,700	379,760
Okinawa Electric Power Co., Inc. (The)	2,090	63,732
Omron Corp.	700	37,779
Ono Pharmaceutical Co., Ltd.	2,500	57,788
Oriental Land Co., Ltd.	700	69,758
ORIX Corp.	3,900	68,401
Orix JREIT, Inc.	34	51,827
Osaka Gas Co., Ltd.	7,600	163,658
Otsuka Holdings Co., Ltd.	1,800	94,109
Rakuten, Inc.	3,000	21,320
Recruit Holdings Co., Ltd.	2,300	53,031
Resona Holdings, Inc.	6,500	36,934
Ricoh Co., Ltd.	4,000	39,085
Rinnai Corp.	600	59,729
San-Ai Oil Co., Ltd.	4,000	62,972
Sekisui House, Ltd.	2,000	36,657
Shimano, Inc.	300	39,891
Shin-Etsu Chemical Co., Ltd.	1,400	140,489
Shionogi & Co., Ltd.	1,100	56,531
Shizuoka Bank, Ltd. (The)	5,000	50,704
Showa Shell Sekiyu K.K.	3,400	48,010
Sompo Holdings, Inc.	1,600	66,992
Sumitomo Corp.	1,600	28,721
Sumitomo Metal Mining Co., Ltd.	1,300	55,458
Sumitomo Mitsui Financial Group, Inc.	2,900	120,867
Suntory Beverage & Food, Ltd.	900	44,289
Suzuki Motor Corp.	1,000	53,748
T&D Holdings, Inc.	2,400	40,762
Taiheiyo Cement Corp.	700	26,432
Taisho Pharmaceutical Holdings Co., Ltd.	600	57,390
Takeda Pharmaceutical Co., Ltd.	2,400	101,064
TEIJIN, Ltd.	1,400	26,321
Terumo Corp.	1,100	62,239
Toho Gas Co., Ltd.	800	24,324
Tohoku Electric Power Co., Inc.	6,300	81,361
Tokio Marine Holdings, Inc.	1,700	80,235
Tokyo Electron, Ltd.	400	76,821
Tokyo Gas Co., Ltd.	3,800	101,974
Tokyu Corp.	2,000	33,573
Toppan Printing Co., Ltd.	4,000	33,449

20	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Japan (continued)
Toray Industries, Inc.	6,100	$56,941
Toshiba Corp.(1)	18,000	48,242
Tosoh Corp.	2,500	44,221
Toyo Ink SC Holdings Co., Ltd.	7,000	43,262
Toyo Suisan Kaisha, Ltd.	1,000	39,373
Toyobo Co., Ltd.	1,800	35,063
Toyota Motor Corp.	3,200	209,831
Trend Micro, Inc.	600	35,873
Ube Industries, Ltd.	1,100	33,511
United Urban Investment Corp.	36	55,294
West Japan Railway Co.	400	28,272
Yahoo! Japan Corp.	11,200	46,028
Yakult Honsha Co., Ltd.	600	42,745
Yamato Holdings Co., Ltd.	2,000	51,421
Yamato Kogyo Co., Ltd.	1,000	29,479
Yamazaki Baking Co., Ltd.	2,000	43,795
Yaskawa Electric Corp.	1,000	40,597
Zeon Corp.	3,000	38,743
		$10,060,209

Netherlands — 4.4%
Aalberts Industries NV	1,153	$56,770
ABN AMRO Group NV(2)	1,800	55,820
Accell Group	1,483	34,671
Akzo Nobel NV	2,626	237,806
Altice NV, Class B(1)	2,034	19,409
AMG Advanced Metallurgical Group NV	1,350	63,080
ASM International NV	820	49,232
ASML Holding NV	2,086	397,140
ASR Nederland NV	1,620	76,405
Cimpress NV(1)	241	34,658
Corbion NV	2,072	66,336
Eurocommercial Properties NV	1,255	52,599
Gemalto NV	831	50,045
GrandVision NV(2)	1,280	31,470
IMCD NV	840	51,688
ING Groep NV	16,339	275,320
InterXion Holding NV(1)	1,208	78,544
Koninklijke Ahold Delhaize NV	7,922	191,114
Koninklijke KPN NV	47,300	147,209
Koninklijke Philips NV	7,183	304,029
Koninklijke Vopak NV	1,452	71,606
NN Group NV	1,302	62,398
Philips Lighting NV(2)	769	23,387
QIAGEN NV(1)	2,618	85,639
RELX NV	4,504	95,832

Security	Shares	Value

Netherlands (continued)
Rhi Magnesita NV(1)	859	$50,617
TKH Group NV	800	50,571
TomTom NV(1)	3,382	33,372
Unilever NV	8,558	490,618
Wolters Kluwer NV	2,003	108,382
		$3,345,767

New Zealand — 1.3%
A2 Milk Co., Ltd.(1)	13,902	$118,147
Air New Zealand, Ltd.	10,500	24,093
Auckland International Airport, Ltd.	12,240	54,770
Contact Energy, Ltd.	17,100	64,533
Fisher & Paykel Healthcare Corp., Ltd.	3,630	32,465
Fletcher Building, Ltd.	21,151	93,678
Goodman Property Trust	27,739	26,614
Heartland Bank, Ltd.	35,752	45,002
Kiwi Property Group, Ltd.	28,800	27,695
Mercury NZ, Ltd.	13,643	30,531
Precinct Properties New Zealand, Ltd.	27,851	25,038
Ryman Healthcare, Ltd.	3,670	27,316
SKYCITY Entertainment Group, Ltd.	14,241	40,464
Spark New Zealand, Ltd.	39,648	96,283
Summerset Group Holdings, Ltd.	7,300	35,340
Trade Me, Ltd.	8,490	27,694
Xero, Ltd.(1)	4,286	121,924
Z Energy, Ltd.	13,924	70,871
		$962,458

Norway — 2.3%
Atea ASA	6,274	$93,126
Austevoll Seafood ASA	4,763	57,324
Borregaard ASA	1,881	19,942
DNB ASA	6,391	119,520
Entra ASA(2)	6,540	89,692
Europris ASA(2)	9,810	34,144
Gjensidige Forsikring ASA	1,701	26,924
Golar LNG, Ltd.	1,000	32,150
Kongsberg Automotive ASA(1)	23,898	27,940
Kongsberg Gruppen ASA	3,498	85,637
Marine Harvest ASA	4,027	87,659
Nordic Nanovector ASA(1)	2,000	12,386
Nordic Semiconductor ASA(1)	8,916	56,093
Norsk Hydro ASA	5,972	37,301
Norwegian Air Shuttle ASA(1)	1,329	50,438
Salmar ASA	1,907	88,869
Schibsted ASA, Class B	3,350	90,129

21	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Norway (continued)
SpareBank 1 SMN	3,485	$34,885
Statoil ASA	7,438	190,210
Telenor ASA	8,446	186,943
Tomra Systems ASA	4,059	75,299
Veidekke ASA	3,444	41,830
XXL ASA(2)	5,557	48,274
Yara International ASA	2,707	114,177
		$1,700,892

Portugal — 1.1%
Banco Comercial Portugues SA(1)	332,057	$111,157
CTT-Correios de Portugal SA	18,519	68,291
EDP-Energias de Portugal SA	23,100	85,700
Galp Energia SGPS SA, Class B	9,466	181,681
Jeronimo Martins SGPS SA	7,890	138,367
Navigator Co. SA (The)	19,411	113,259
NOS SGPS SA	22,214	132,043
Pharol SGPS SA(1)	43,046	14,153
		$844,651

Singapore — 2.2%
Ascendas Real Estate Investment Trust	23,500	$47,143
BOC Aviation, Ltd.(2)	5,700	33,327
CapitaLand Commercial Trust, Ltd.	20,500	28,007
CapitaLand Mall Trust	15,800	24,951
ComfortDelGro Corp., Ltd.	14,100	23,798
DBS Group Holdings, Ltd.	6,700	154,583
Ezion Holdings, Ltd.(1)	160,000	14,339
First Resources, Ltd.	21,600	27,466
Flex, Ltd.(1)	7,457	96,941
Genting Singapore PLC	146,700	128,526
Hutchison Port Holdings Trust	44,000	14,670
IGG, Inc.	20,000	30,078
Keppel Infrastructure Trust	95,400	38,752
Mapletree Commercial Trust	29,000	35,350
Mapletree Logistics Trust	30,900	29,520
Raffles Medical Group, Ltd.	38,400	33,196
Sheng Siong Group, Ltd.	43,800	33,628
Singapore Airlines, Ltd.	4,000	32,637
Singapore Airport Terminal Services, Ltd.	7,300	30,334
Singapore Exchange, Ltd.	7,000	40,593
Singapore Post, Ltd.	26,100	26,280
Singapore Press Holdings, Ltd.	41,000	83,781
Singapore Technologies Engineering, Ltd.	29,000	75,888
Singapore Telecommunications, Ltd.(4)	13,200	35,102

Security	Shares	Value

Singapore (continued)
Singapore Telecommunications, Ltd.(4)	66,900	$176,957
Suntec Real Estate Investment Trust	27,000	39,687
United Overseas Bank, Ltd.	4,500	101,899
Venture Corp., Ltd.	3,600	56,308
Wilmar International, Ltd.	75,000	183,482
		$1,677,223

Spain — 4.5%
Abertis Infraestructuras SA	3,252	$71,696
Acerinox SA	2,900	40,726
Aena SME SA(2)	425	87,605
Almirall SA	2,800	34,804
Amadeus IT Group SA	4,762	347,435
Axiare Patrimonio SOCIMI SA	2,208	46,808
Banco Bilbao Vizcaya Argentaria SA	14,580	117,982
Banco de Sabadell SA	40,257	78,778
Bankia SA	3,739	16,405
Bankinter SA	3,250	33,966
CaixaBank SA	19,000	92,395
Cellnex Telecom SA(2)	1,600	42,911
Cia de Distribucion Integral Logista Holdings SA	1,300	29,236
Coca-Cola European Partners PLC	5,400	211,680
Ebro Foods SA	3,470	83,679
Enagas SA	2,600	75,571
Endesa SA	1,800	41,976
Ercros SA	10,000	51,048
Gestamp Automocion SA(1)(2)	4,749	38,490
Grifols SA	6,413	179,806
Grifols SA ADR	5,800	117,856
Hispania Activos Inmobiliarios SOCIMI SA	2,750	58,304
Iberdrola SA	29,077	224,647
Industria de Diseno Textil SA	7,411	229,728
Inmobiliaria Colonial Socimi SA	12,069	140,241
Lar Espana Real Estate Socimi SA	5,104	57,874
Neinor Homes SA(1)(2)	1,425	27,587
Prosegur Cash SA(2)	10,000	29,152
Prosegur Cia de Seguridad SA	4,500	34,016
Red Electrica Corp. SA	2,965	61,762
Repsol SA	12,635	241,111
Siemens Gamesa Renewable Energy SA	3,710	63,532
Telefonica SA	29,253	298,102
Tubacex SA(1)	12,500	53,338
Viscofan SA	706	46,787
		$3,407,034

22	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Sweden — 4.4%
Alfa Laval AB	2,000	$49,477
Arjo AB(1)	4,020	11,909
Assa Abloy AB, Class B	2,883	60,419
Atlas Copco AB, Class B	1,157	41,008
Attendo AB(2)	5,579	56,657
Axfood AB	2,772	51,500
BillerudKorsnas AB	5,767	84,738
BioGaia AB, Class B	921	44,224
Bonava AB, Class B	2,000	24,278
Capio AB(2)	6,000	27,099
Castellum AB	6,400	103,454
Catena Media PLC(1)	3,525	47,385
Com Hem Holding AB	3,895	67,459
Dometic Group AB(2)	3,500	33,499
Elekta AB, Class B	13,663	154,909
Essity Aktiebolag, Class B	7,154	181,462
Fabege AB	9,116	104,961
Getinge AB, Class B	6,248	58,213
Granges AB	4,911	68,698
Hennes & Mauritz AB, Class B	8,337	143,266
Hexpol AB	9,658	99,942
Holmen AB, Class B	1,298	32,005
Hufvudstaden AB, Class A	4,938	72,470
Industrivarden AB, Class C	2,456	51,710
Kindred Group PLC SDR	3,604	46,479
Kungsleden AB	6,500	46,096
Lundin Petroleum AB(1)	4,713	129,923
Modern Times Group MTG AB, Class B	1,265	49,718
Mycronic AB	2,681	30,782
NetEnt AB	6,918	39,462
Nordea Bank AB	10,249	104,239
Securitas AB, Class B	1,900	30,701
Skanska AB, Class B	1,238	24,111
SKF AB, Class B	2,244	45,429
Starbreeze AB(1)	41,388	51,814
Svenska Cellulosa AB SCA, Class B	9,048	100,204
Svenska Handelsbanken AB, Class A	5,337	59,520
Swedbank AB, Class A	4,442	96,495
Swedish Match AB	2,446	109,728
Telefonaktiebolaget LM Ericsson, Class B	27,249	207,732
Telia Co. AB	67,805	333,852
Trelleborg AB, Class B	1,700	39,727
Volvo AB	3,350	56,770
Wihlborgs Fastigheter AB	1,547	35,851
		$3,309,375

Security	Shares	Value

Switzerland — 8.7%
Allreal Holding AG	417	$68,559
ALSO Holding AG	375	46,204
Ascom Holding AG	1,636	32,733
Baloise Holding AG	509	80,679
Banque Cantonale Vaudoise	57	45,426
BKW AG	600	39,106
Burckhardt Compression Holdings AG	140	45,429
Cembra Money Bank AG	670	56,791
Clariant AG	6,883	158,896
Comet Holding AG	338	44,299
Compagnie Financiere Richemont SA, Class A	6,655	632,615
Daetwyler Holding AG, Bearer Shares	260	49,593
DKSH Holding AG	352	28,231
dormakaba Holding AG	30	23,205
Emmi AG	57	45,980
Ems-Chemie Holding AG	178	109,940
Flughafen Zurich AG	187	39,051
Forbo Holding AG	20	27,976
Geberit AG	233	99,429
Georg Fischer AG	32	39,778
Givaudan SA	143	318,325
Helvetia Holding AG	85	50,491
Inficon Holding AG	86	51,491
Intershop Holding AG	78	38,933
Julius Baer Group, Ltd.	1,336	79,289
Komax Holding AG	194	53,326
Kuehne & Nagel International AG	665	103,538
Landis+Gyr Group AG(1)	700	52,612
Mobimo Holding AG(1)	139	35,902
Nestle SA	10,507	813,978
Novartis AG	5,726	440,755
Panalpina Welttransport Holding AG	330	41,768
Pargesa Holding SA, Bearer Shares	850	79,551
Partners Group Holding AG	131	95,547
Roche Holding AG PC	1,904	423,045
Schindler Holding AG	219	43,822
Schindler Holding AG PC	257	53,067
SFS Group AG	327	36,767
SGS SA	46	111,718
Sika AG, Bearer Shares	41	297,505
Sulzer AG	480	55,223
Swatch Group AG (The)	1,526	135,972
Swatch Group AG (The), Bearer Shares	442	212,239
Swiss Life Holding AG	201	70,314
Swiss Prime Site AG	1,677	157,125
Swiss Re AG	2,119	201,876

23	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

Switzerland (continued)
Swisscom AG	617	$295,933
Temenos Group AG	1,500	188,742
Valiant Holding AG	270	32,421
Valora Holding AG	105	35,121
VAT Group AG(2)	295	43,507
Zehnder Group AG	691	28,969
Zurich Insurance Group AG	620	198,050
		$6,590,842

United Kingdom — 8.7%
Antofagasta PLC	2,458	$32,841
AstraZeneca PLC	5,156	360,932
Aveva Group PLC	886	26,156
Aviva PLC	5,903	42,889
Babcock International Group PLC	3,446	34,783
BAE Systems PLC	8,600	72,156
Bellway PLC	623	28,388
Berkeley Group Holdings PLC	552	30,903
BHP Billiton PLC	5,162	110,066
Big Yellow Group PLC	2,400	30,366
British American Tobacco PLC	3,257	178,638
Bunzl PLC	1,400	40,595
Cairn Energy PLC(1)	15,590	48,522
Carnival PLC	457	29,703
Cineworld Group PLC	5,166	18,443
Compass Group PLC	5,483	117,625
Cranswick PLC	994	39,676
Croda International PLC	474	28,996
Direct Line Insurance Group PLC	5,000	25,691
easyJet PLC	1,560	34,007
Elementis PLC	6,330	24,656
Essentra PLC	5,799	35,193
Experian PLC	2,631	60,282
Ferguson PLC	728	55,726
Fidessa Group PLC	1,027	55,481
Fresnillo PLC	2,137	37,509
G4S PLC	8,907	31,644
GlaxoSmithKline PLC	12,020	241,087
Grainger PLC	8,331	35,879
Great Portland Estates PLC	4,065	39,170
Halma PLC	4,420	74,163
Hammerson PLC	6,763	50,982
Howden Joinery Group PLC	5,263	34,446
HSBC Holdings PLC	21,196	211,027
Imperial Brands PLC	1,796	64,260
Informa PLC	3,032	30,783

Security	Shares	Value

United Kingdom (continued)
Inmarsat PLC	10,117	$52,267
Intertek Group PLC	543	36,513
John Wood Group PLC	5,609	43,722
Johnson Matthey PLC	1,560	70,503
Just Eat PLC(1)	4,768	50,760
Kcom Group PLC	18,722	25,969
Kingfisher PLC	14,750	61,514
Land Securities Group PLC	6,288	85,361
Legal & General Group PLC	20,937	77,545
Lloyds Banking Group PLC	84,432	74,887
LondonMetric Property PLC	32,609	85,328
Merlin Entertainments PLC(2)	8,625	43,631
Micro Focus International PLC	4,372	75,387
Moneysupermarket.com Group PLC	6,528	26,888
National Grid PLC	28,400	328,586
NCC Group PLC	10,809	29,080
NEPI Rockcastle PLC	4,357	48,017
Next PLC	582	42,042
Paragon Banking Group PLC	4,937	35,395
Pearson PLC	3,036	34,807
Pennon Group PLC	7,712	73,273
Phoenix Group Holdings	2,631	28,421
Playtech PLC	4,633	51,677
QinetiQ Group PLC	8,311	26,273
Randgold Resources, Ltd.	329	26,676
Reckitt Benckiser Group PLC	1,112	87,234
RELX PLC	2,558	54,672
Rentokil Initial PLC	5,526	23,314
Rightmove PLC	860	53,934
Rio Tinto PLC	2,924	159,375
Rolls-Royce Holdings PLC	6,692	77,287
Rolls-Royce Holdings PLC, Class C	475,132	654
Royal Dutch Shell PLC, Class A	7,981	277,669
Royal Dutch Shell PLC, Class B	6,881	245,644
Royal Mail PLC	6,900	55,027
RPC Group PLC	3,999	43,393
RSA Insurance Group PLC	4,203	37,924
Sage Group PLC (The)	11,491	99,945
Segro PLC	8,635	76,625
Severn Trent PLC	3,397	90,455
Shaftesbury PLC	2,131	29,650
Sky PLC	2,246	42,615
Smith & Nephew PLC	3,742	71,663
St. James’s Place PLC	1,932	30,095
Standard Life Aberdeen PLC	5,380	26,914
Stobart Group, Ltd.	10,700	36,024

24	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Security	Shares	Value

United Kingdom (continued)
TalkTalk Telecom Group PLC	20,733	$36,571
Tate & Lyle PLC	7,007	55,340
Tritax Big Box REIT PLC	37,589	77,463
Unilever PLC	2,083	116,840
UNITE Group PLC (The)	2,424	27,829
United Utilities Group PLC	9,445	96,314
Victrex PLC	874	31,469
Vodafone Group PLC	146,200	426,642
WH Smith PLC	1,016	27,232
William Hill PLC	6,621	26,631
WPP PLC	4,460	76,534
		$6,567,164

Total Common Stocks (identified cost $65,738,531)		$73,985,643

Rights(1) — 0.0%(5)
Security	Shares	Value
Fletcher Building, Ltd., Exp. 5/11/18	3,272	$3,476

Total Rights (identified cost $0)		$3,476

Warrants(1) — 0.0%
Security	Shares	Value
Ezion Holdings, Ltd., Exp. 4/16/23 SGD 0.2763	96,000	$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 0.4%
Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.95%(6)	272,472	$272,445

Total Short-Term Investments (identified cost $272,429)		$272,445

Total Investments — 98.4% (identified cost $66,010,960)		$74,261,564

Other Assets, Less Liabilities — 1.6%		$1,212,491

Net Assets — 100.0%		$75,474,055

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2018, the aggregate value of these securities is $1,716,144 or 2.3% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (See Note 7).

(4)	Securities are traded on separate exchanges for the same entity.

(5)	Amount is less than 0.05%.

(6)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2018.

Currency Concentration of Portfolio
Currency	Percentage of Net Assets	Value
Euro	38.5%	$29,057,178
Japanese Yen	13.3	10,060,209
British Pound Sterling	9.2	6,966,903
Swiss Franc	8.8	6,635,874
Australian Dollar	8.7	6,522,696
Swedish Krona	4.4	3,309,375
Hong Kong Dollar	4.0	3,003,292
United States Dollar	2.6	1,966,043
Norwegian Krone	2.2	1,668,742
Singapore Dollar	2.0	1,502,207
Danish Krone	1.9	1,449,469
Israeli Shekel	1.6	1,227,548
New Zealand Dollar	1.1	844,011
South African Rand	0.1	48,017
Total Investments	98.4%	$74,261,564

Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	10.9%	$8,243,621
Industrials	10.6	7,970,297
Consumer Discretionary	10.3	7,790,490
Consumer Staples	10.0	7,589,102
Health Care	9.3	7,040,941
Information Technology	9.2	6,924,031
Materials	9.2	6,915,969
Real Estate	8.1	6,111,047
Telecommunication Services	7.8	5,925,319
Utilities	6.8	5,118,012
Energy	5.8	4,360,290
Short-Term Investments	0.4	272,445
Total Investments	98.4%	$74,261,564

25	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Portfolio of Investments (Unaudited) — continued

Abbreviations:

ADR	–	American Depositary Receipt
CDI	–	CHESS Depositary Interest
PC	–	Participation Certificate
PFC Shares	–	Preference Shares
SDR	–	Swedish Depositary Receipt

Currency Abbreviations:

SGD	–	Singapore Dollar

26	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2018
Unaffiliated investments, at value (identified cost, $65,738,531)	$73,989,119
Affiliated investment, at value (identified cost, $272,429)	272,445
Foreign currency, at value (identified cost, $110,522)	109,711
Dividends receivable	234,999
Dividends receivable from affiliated investment	161
Receivable for investments sold	164,733
Tax reclaims receivable	782,884
Total assets	$75,554,052

Liabilities
Payable for investments purchased	$654
Payable to affiliates:
Investment adviser fee	30,967
Trustees’ fees	314
Accrued expenses	48,062
Total liabilities	$79,997
Net Assets applicable to investors’ interest in Portfolio	$75,474,055

Sources of Net Assets
Investors’ capital	$67,233,355
Net unrealized appreciation	8,240,700
Total	$75,474,055

27	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2018
Dividends (net of foreign taxes, $137,889)	$1,087,572
Dividends from affiliated investment	1,188
Total investment income	$1,088,760

Expenses
Investment adviser fee	$189,454
Trustees’ fees and expenses	1,795
Custodian fee	39,294
Legal and accounting services	34,667
Miscellaneous	2,607
Total expenses	$267,817

Net investment income	$820,943

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$447,813
Investment transactions — affiliated investment	(71)
Foreign currency transactions	(5,552)
Net realized gain	$442,190
Change in unrealized appreciation (depreciation) —
Investments	$1,080,516
Investments — affiliated investment	16
Foreign currency	7,307
Net change in unrealized appreciation (depreciation)	$1,087,839

Net realized and unrealized gain	$1,530,029

Net increase in net assets from operations	$2,350,972

28	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2018 (Unaudited)	Year Ended October 31, 2017
From operations —
Net investment income	$820,943	$1,593,188
Net realized gain	442,190	4,671,614
Net change in unrealized appreciation (depreciation)	1,087,839	7,559,578
Net increase in net assets from operations	$2,350,972	$13,824,380
Capital transactions —
Contributions	$2,017,499	$4,732,173
Withdrawals	(4,574,828)	(8,271,174)
Net decrease in net assets from capital transactions	$(2,557,329)	$(3,539,001)

Net increase (decrease) in net assets	$(206,357)	$10,285,379

Net Assets
At beginning of period	$75,680,412	$65,395,033
At end of period	$75,474,055	$75,680,412

29	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Financial Highlights

	Six Months Ended April 30, 2018 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2017	2016	2015	2014		2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.71	%(2)	0.68%	0.97%	0.92%	0.92%		0.94%
Net investment income	2.17	%(2)	2.30%	2.19%	2.06%	2.55	%(3)	2.28%
Portfolio Turnover	11	%(4)	26%	14%	11%	53%		30%

Total Return	3.14	%(4)	22.05%	0.74%	0.31%	1.30%		21.20%

Net assets, end of period (000’s omitted)	$75,474		$75,680	$65,395	$71,918	$111,032		$115,036

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes special dividends equal to 0.41% of average daily net assets.

(4)	Not annualized.

30	See Notes to Financial Statements.

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2018, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 53.2% and 46.8%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities, for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

31

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

As of April 30, 2018, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to April 30, 2018 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.50% of the Portfolio’s average daily net assets up to $1 billion and is payable monthly. On net assets of $1 billion or over, the annual fee is reduced. The fee reductions cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by vote of a majority of the holders of interest in the Portfolio. For the six months ended April 30, 2018, the Portfolio’s investment adviser fee amounted to $189,454 or 0.50% (annualized) of the Portfolio’s average daily net assets. Pursuant to a sub-advisory agreement, BMR pays Parametric Portfolio Associates LLC (Parametric), a majority-owned subsidiary of Eaton Vance Corp., a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2018, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $8,023,017 and $10,035,569, respectively, for the six months ended April 30, 2018.

32

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at April 30, 2018, as determined on a federal income tax basis, were as follows:

Aggregate cost	$66,401,840

Gross unrealized appreciation	$12,173,108
Gross unrealized depreciation	(4,313,384)

Net unrealized appreciation	$7,859,724

5  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2018.

6  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

33

Tax-Managed International Equity Portfolio

April 30, 2018

Notes to Financial Statements (Unaudited) — continued

At April 30, 2018, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3*	Total

Common Stocks
Asia/Pacific	$272,445	$22,249,681		$11,692	$22,533,818
Developed Europe	976,071	48,881,663		—	49,857,734
Developed Middle East	366,543	1,227,548		—	1,594,091

Total Common Stocks	$1,615,059	$72,358,892	**	$11,692	$73,985,643
Rights	$—	$3,476		$—	$3,476
Warrants	—	0		—	0
Short-Term Investments	—	272,445		—	272,445

Total Investments	$1,615,059	$72,634,813		$11,692	$74,261,564

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended April 30, 2018 is not presented. At April 30, 2018, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

34

Parametric Tax-Managed International Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the registered investment companies advised by either Eaton Vance Management or its affiliate, Boston Management and Research, (the “Eaton Vance Funds”) held on April 24, 2018, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing investment advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2018. The Contract Review Committee also considered information received at prior meetings of the Board and its committees, as relevant to its annual evaluation of the investment advisory and sub-advisory agreements.

The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying portfolio(s), references to “each fund” in this section may include information that was considered at the portfolio-level):

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices, as well as customized groups of peer funds and blended indices identified by the adviser in consultation with the Board;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the fund’s investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s policies and practices with respect to trading, including each adviser’s processes for monitoring best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to portfolio turnover rates of each fund;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their responsibilities with respect to managing other mutual funds and investment accounts;

•	The Code of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates (including descriptions of various compliance programs) and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

35

Parametric Tax-Managed International Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each investment advisory agreement.

Over the course of the twelve-month period ended April 30, 2018, with respect to one or more funds, the Board met seven times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met seven, thirteen, six, eight and nine times, respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each investment adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective, such as the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters. In addition to the formal meetings of the Board and its Committees, the Independent Trustees hold regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of investment advisory and sub-advisory agreements.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of investment advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory and sub-advisory agreement. In evaluating each investment advisory and sub-advisory agreement, including the specific fee structures and other terms of the agreements, the Contract Review Committee was informed by multiple years of analysis and discussion among the Independent Trustees and the Eaton Vance Funds’ advisers and sub-advisers.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement of Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which Parametric Tax-Managed International Equity Fund (the “Fund”) invests, with Boston Management and Research (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of Eaton Vance Management, including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee based on the material factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and the sub-advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and the sub-advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-adviser. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, as well as the compensation methods of the Adviser and other factors, such as the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

36

Parametric Tax-Managed International Equity Fund

April 30, 2018

Board of Trustees’ Contract Approval — continued

The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment professionals, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and the sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to that of comparable funds and appropriate benchmark indices. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2017 for the Fund. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one year period ended September 30, 2017, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser and/or Sub-adviser to other types of clients with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser and/or Sub-adviser provide to the Portfolio as compared to other types of clients and the material differences in compliance, reporting and other legal burdens and risks to the Adviser and/or Sub-adviser as between the Portfolio and other types of clients. The Board also considered certain factors as identified by management in response to inquiries from the Contract Review Committee regarding the Fund’s expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and Other “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their relationships with the Fund and the Portfolio, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in any benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Fund and the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

37

Parametric Tax-Managed International Equity Fund

April 30, 2018

Officers and Trustees

Officers of Parametric Tax-Managed International Equity Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Officers of Tax-Managed International Equity Portfolio

Edward J. Perkin

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees of Parametric Tax-Managed International Equity Fund and Tax-Managed International Equity Portfolio

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Susan J. Sutherland

Harriett Tee Taggart

Scott E. Wennerholm

*	Interested Trustee

38

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

39

This Page Intentionally Left Blank

Investment Adviser of Tax-Managed International Equity Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Sub-Adviser of Tax-Managed International Equity Portfolio

Parametric Portfolio Associates LLC

1918 Eighth Avenue, Suite 3100

Seattle, WA 98101

Administrator of Parametric Tax-Managed International

Equity Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 260-0761

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7689    4.30.18

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 21, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	June 21, 2018